Putnam
Investors
Fund


SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

1-31-01

[SCALE LOGO OMITTED]

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Shareholder:

The market environment that prevailed throughout the first half of Putnam Investors Fund's current fiscal year is one that most equity investors will not recall with fond memories. The current volatility underscores the wisdom of considering a fund's long-term investment results when evaluating its performance.

The large, established companies in which your fund invests were selected on the basis of their potential for delivering consistent growth over time, an attribute that has been the major driver of the fund's enviable record over time. However, as recent events have demonstrated, when the market stumbles, it drags strong stocks down with the weak. While past performance can never be used as a gauge of future results, it is fair to believe that when the market resumes its upward slope, the fund will reflect that.

We are pleased to announce the addition of Anthony R. Sellitto III to your fund's management team. Before joining Putnam last year, Tino was associated with Berger Associates and Crestone Capital Management. He has eight years of investment experience.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
March 21, 2001

REPORT FROM FUND MANAGEMENT

C. Beth Cotner
Manuel Weiss
Richard B. England
Anthony R. Sellitto III

No sooner had Putnam Investors Fund started its new fiscal year in August 2000 than the U.S. stock market did an abrupt about-face, led by the Nasdaq Composite Index, which experienced its largest ever one-year loss. Almost all the damage was inflicted in the fourth quarter at the hands of a series of negative economic factors that had been gathering momentum throughout the year. Their conjunction proved disastrous for the market in general and dealt a particularly harsh blow to large companies with high price-to-earnings ratios and high forecasted growth rates -- in other words, the type of companies in which your fund invests.

Total return for 6 months ended 1/31/01

      Class A           Class B           Class C           Class M
    NAV     POP       NAV    CDSC       NAV    CDSC        NAV    POP
-------------------------------------------------------------------------
  -16.21%  -21.03%  -16.55%  -20.65%  -16.06%  -16.89%   -16.46%  -19.39%
-------------------------------------------------------------------------

Past performance is not indicative of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 7.

* FED RATE INCREASES SLAM BRAKES ON GROWTH

While your fund had delivered solid performance through August 2000, performance declined in the fourth quarter when we faced an atmosphere of sharply rising interest rates and a rapidly decelerating economy. Unfortunately the decline more than offset the gains we had achieved earlier in the period.

By the fourth quarter of 2000, six consecutive Federal Reserve Board rate increases had slammed the brakes on the economy and severely restrained corporate profit growth. Over the last 13 weeks of the year, consensus-estimated earnings growth for the Standard & Poor's 500[R] Index dropped an astounding two thirds, from 16% to 5%. It was one of the highest levels of negative earnings pre-announcements in recent history. High energy prices added to the downward pressure on corporate earnings by acting as a tax on the economy and reducing consumers' disposable income.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Pharmaceuticals	     12.5%

Conglomerates	     10.9%

Software	          9.0%

Communications
equipment	          6.7%

Financials	          5.4%

Footnote reads:
*Based on net assets as of 1/31/01. Holdings will vary over time.

In addition, the falling euro made it expensive for European consumers to buy U.S. products, and the prolonged presidential election outcome definitely added an element of uncertainty to the economic outlook. Investors reacted by fleeing large-capitalization growth-oriented companies with high price-to-earnings ratios. They took refuge in the less volatile but more defensive value sectors. These trends affected your fund's performance in a number of different ways, both individually and in combination.

* VOLATILITY PLAGUES TECHNOLOGY SECTOR

In accordance with the fund's growth orientation, we select the technology companies that tend to fall into the same large-cap, high earnings growth category that took the brunt of the market's backlash in terms of both timing and magnitude. Our technology stock selections, which de-emphasized computers and Internet content providers, actually added value to the fund, as did our positive stock selection in communications equipment. However, the portfolio's high overall weightings in these sectors hurt fund results on an absolute basis. BEA Systems, Inc., one of the world's leading e-business infrastructure software companies, was the fund's best-performing stock for the period. It managed to skirt the wreckage of the dot-com catastrophe as a result of its presence in the larger enterprise market. While this company and other fund holdings discussed in this report were viewed favorably by management at the end of the reporting period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

The near-term outlook for technology is still highly uncertain. We believe one negative byproduct of the fourth quarter swoon is a glut of technology products sitting in inventory that must be worked down over the next several quarters. We also anticipate that in the next few months perceptions of technology companies will be sharply influenced by negative comparisons to the high-flying performances of the first and second quarters of 2000. With this in mind, we have taken steps to reduce the weighting in technology and increase the concentration in more traditionally defensive sectors such as health care and financial services.

We still believe technology offers exceptional opportunities for investors seeking to build wealth over the long term, and some investors, anticipating the positive effects of recent and anticipated Fed rate cuts, have already begun to return to the sector.

* FINANCIALS, HEALTH CARE, AND ENERGY DELIVER POSITIVE PERFORMANCE

In contrast to our quick move to reduce the fund's technology weighting, we were more conservative about adding financial and health-care stocks to the portfolio. However, several of the stocks the fund did hold in these sectors delivered strong performance. For example, Allergan, Inc., a provider of eye care and specialty pharmaceutical products worldwide, turned in excellent numbers, gaining more than 12% for the semiannual period. The stock's growth potential was enhanced by a recent Food and Drug Administration decision to grant a priority review for Lumigan, Allergan's new treatment for conditions related to glaucoma and ocular hypertension.


"Tech darlings were trounced in the third quarter by the once forlorn categories of financial, health-care and utilities sector funds. These three categories turned in the best overall performance . . ."

-- J. Alex Tarquinio, Forbes.com, October 11, 2000

The second best-performing stock in the portfolio was that of Washington Mutual, the nation's largest thrift institution, which had anticipated and capitalized on the Fed's recent interest-rate cut. The bank's stock, which gained about 29%, was the strongest holding in the financial sector for the period. Given the thrift's lending focus, we expect continued strong performance in light of the possibility of more rate reductions.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Tyco International
Conglomerate

General Electric Co.
Conglomerate

Citigroup, Inc.
Financials

American International Group, Inc.
Insurance

Microsoft Corp.
Software

Pfizer, Inc.
Pharmaceuticals

Enron Corp.
Natural gas utilities

Cisco Systems, Inc.
Communications equipment

EMC Corp.
Computers

ExxonMobil Corp.
Oil and gas

Footnote reads:
These holdings represent 31.4% of the fund's net assets as of 1/31/01. Portfolio holdings will vary over time.

In addition to the financial and health-care sectors, the fund's energy stocks performed well, driven up by the same soaring prices for crude oil and natural gas that continue to put downward pressure on profit margins in other sectors. Among the fund's holdings, Apache has picked up the pace of its production expansion, adding new sites in the Gulf of Mexico and Canada, while Anadarko Petroleum has stepped up output in key locations in Alaska and the Gulf of Mexico. The increases in natural gas reserves should allow both companies to continue to capitalize on the surging demand for natural gas in the United States.

* CONSUMER STAPLES FAIL TO MEET EXPECTATIONS

A sector that did not meet our expectations was consumer staples. The negative elements that propelled the economy's dive were particularly harsh on companies whose stock performance is leveraged to consumer spending. Traditional consumer staples such as tobacco and household products, however, improved or held steady for the period. This part of the sector included one of the fund's stronger performers, Quaker Oats, which gained 23% over the period. In hindsight, the fund would have benefited from a greater allocation in this area.

Most of the fund's consumer-staples exposure was concentrated in media and entertainment companies. Viacom and AT&T Corp.-Liberty Media are providers of products and services that consumers tend to be quick to reduce or defer in an unstable economic environment. Both companies disappointed us during the period, mainly because they rely on advertising spending for much of their revenue. Companies whose earnings depend on growth, such as direct broadcast satellite providers like fund holdings EchoStar Communications, are even more vulnerable to economic slowdowns. High debt loads, disappointing subscriber growth, and heavy subscriber acquisition costs contributed to a loss in value for both stocks.

* RETURN TO STABILITY ANTICIPATED LATER IN 2001

U.S. equity markets are expected to remain volatile, continuing to provide a challenging environment for rapidly expanding high-quality growth companies in the first half of 2001. High energy prices, growing unemployment, and business failures, especially in the dot-com universe, are likely to go on eroding consumer confidence. We do not believe the chilling effect of the current environment will carry into the second half of the year, but for the short term, we have taken steps to concentrate our selections in growth companies with proven track records of expanding profits, even in times of economic instability.

We anticipate that market sentiment may begin to improve toward the middle of the year, when unfavorable year-over-year earnings comparisons also should begin to improve. The Fed already has reversed its tightening stance with recent rate cuts, and we expect to see additional reductions throughout the first half of the calendar year. Historically the overall market rises following periods of Fed easing. The possibility of a tax cut in June and the potential for lower interest rates to spark a new refinancing cycle for housing also give us reasons for optimism. As the economy stabilizes, the market once again should recognize and reward the fundamentally sound, fast-growing, large-cap companies whose characteristics embody your fund's investment philosophy.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 1/31/01, there is no guarantee the fund will continue to hold these securities in the future.


A NOTE ABOUT DUPLICATE MAILINGS

In response to investors' requests, the SEC has modified mailing regulations for semiannual and annual reports and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you prefer to receive your own copy, please call Putnam at 1-800-225-1581.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Investors Fund is designed for investors seeking long-term growth of capital as well as any increased income resulting from this growth.

TOTAL RETURN FOR PERIODS ENDED 1/31/01

                     Class A         Class B         Class C         Class M
(inception dates)   (12/1/25)       (3/1/93)        (7/26/99)       (12/2/94)
                   NAV     POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months        -16.21% -21.03% -16.55% -20.65% -16.06% -16.89% -16.46% -19.39%
------------------------------------------------------------------------------
1 year          -14.40  -19.33  -15.08  -19.25  -14.61  -15.45  -14.89  -17.89
------------------------------------------------------------------------------
5 years         123.79  110.99  115.51  113.51  116.72  116.72  118.22  110.61
Annual average   17.48   16.11   16.60   16.38   16.73   16.73   16.89   16.06
------------------------------------------------------------------------------
10 years        372.47  345.50  336.52  336.52  340.52  340.52  348.60  332.93
Annual average   16.80   16.11   15.88   15.88   15.98   15.98   16.19   15.78
------------------------------------------------------------------------------
Annual average
(life of fund)   10.47   10.39    9.39    9.39    9.65    9.65    9.68    9.62
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 1/31/01

                                   Standard & Poor's     Consumer
                                       500 Index        price index
--------------------------------------------------------------------
6 months                                 -3.98%            1.68%
--------------------------------------------------------------------
1 year                                   -0.90             3.84
--------------------------------------------------------------------
5 years                                 132.30            13.57
Annual average                           18.35             2.58
--------------------------------------------------------------------
10 years                                395.92            30.53
Annual average                           17.36             2.70
--------------------------------------------------------------------
Annual average,
(life of fund)                              --*            3.80
--------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-year, 5- and 10-year, if available, and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

*The Standard and Poor's 500 Index began operations on 12/31/69.

PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 1/31/01

                           Class A       Class B       Class C       Class M
-------------------------------------------------------------------------------
Distributions (number)        1             1             1             1
-------------------------------------------------------------------------------
Capital gains
  Long-term                0.2590        0.2590        0.2590        0.2590
-------------------------------------------------------------------------------
  Short-term                 --            --            --            --
-------------------------------------------------------------------------------
  Total                   $0.2590       $0.2590       $0.2590       $0.2590
-------------------------------------------------------------------------------
Share value:            NAV     POP        NAV           NAV      NAV     POP
-------------------------------------------------------------------------------
7/31/00                $18.36  $19.48   $17.39        $18.22     $17.90  $18.55
-------------------------------------------------------------------------------
1/31/01                 15.14   16.06    14.27         15.05      14.71   15.24
-------------------------------------------------------------------------------


TOTAL RETURN FOR PERIODS ENDED 12/31/00 (most recent calendar quarter)

                     Class A         Class B         Class C         Class M
(inception dates)   (12/1/25)       (3/1/93)        (7/26/99)       (12/2/94)
                   NAV     POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months        -16.41% -21.22% -16.69% -20.79% -16.24% -17.07% -16.66% -19.57%
------------------------------------------------------------------------------
1 year          -18.50  -23.19  -19.12  -23.09  -18.66  -19.46  -18.97  -21.81
------------------------------------------------------------------------------
5 years         134.69  121.08  125.82  123.82  127.58  127.58  128.70  120.73
Annual average   18.60   17.20   17.69   17.48   17.88   17.88   17.99   17.16
------------------------------------------------------------------------------
10 years        410.92  381.73  372.07  372.07  376.60  376.60  384.95  368.08
Annual average   17.72   17.03   16.79   16.79   16.90   16.90   17.10   16.69
------------------------------------------------------------------------------
Annual average
life of fund     10.51   10.42    9.43    9.43    9.68    9.68    9.71    9.66
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


COMPARATIVE BENCHMARKS

Standard & Poor's 500 Index is an index of common stocks frequently used as a general measure of stock market performance. Securities indexes assume reinvestment of all distributions and interest payments and do not take into account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in the index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



THE FUND'S PORTFOLIO
January 31, 2001 (Unaudited)

COMMON STOCKS (99.0%) (a)
NUMBER OF SHARES                                                                                              VALUE
Advertising and Marketing Services (0.6%)
-------------------------------------------------------------------------------------------------------------------
            811,200 Omnicom Group, Inc.                                                              $   74,062,560

Airlines (0.4%)
-------------------------------------------------------------------------------------------------------------------
          1,616,400 Southwest Airlines Co.                                                               50,641,812

Banking (4.5%)
-------------------------------------------------------------------------------------------------------------------
            982,600 Bank of New York Company, Inc.                                                       53,777,698
            879,900 Comerica, Inc.                                                                       53,057,970
          3,263,700 Fifth Third Bancorp                                                                 193,374,225
          1,525,400 Firstar Corp.                                                                        35,999,440
            637,700 Northern Trust Corp.                                                                 49,102,900
            406,500 State Street Corp.                                                                   45,906,045
          3,172,200 Washington Mutual, Inc.                                                             153,058,650
                                                                                                      -------------
                                                                                                        584,276,928

Beverage (1.9%)
-------------------------------------------------------------------------------------------------------------------
          2,132,700 Anheuser-Busch Cos., Inc.                                                            92,473,872
          3,293,400 PepsiCo, Inc.                                                                       145,140,138
                                                                                                      -------------
                                                                                                        237,614,010

Biotechnology (1.6%)
-------------------------------------------------------------------------------------------------------------------
          1,306,600 Applera Corp-Applied Biosystems Group                                               109,754,400
          1,535,600 Genentech, Inc. (NON)                                                                90,984,300
                                                                                                      -------------
                                                                                                        200,738,700

Broadcasting (0.5%)
-------------------------------------------------------------------------------------------------------------------
          1,990,900 EchoStar Communications Corp. Class A (NON)                                          61,469,038

Cable Television (0.5%)
-------------------------------------------------------------------------------------------------------------------
          4,103,300 AT&T Corp. - Liberty Media Group Class A (NON)                                       69,345,770

Commercial and Consumer Services (0.8%)
-------------------------------------------------------------------------------------------------------------------
          2,198,700 Paychex, Inc.                                                                        99,216,338

Communications Equipment (6.7%)
-------------------------------------------------------------------------------------------------------------------
          1,024,955 Brocade Communications Systems, Inc. (NON)                                           92,566,248
            577,900 CIENA Corp. (NON)                                                                    52,047,119
          7,687,000 Cisco Systems, Inc. (NON)                                                           287,782,063
          1,310,800 Comverse Technology, Inc. (NON)                                                     148,530,025
          1,170,200 Corning, Inc.                                                                        66,362,042
            372,800 Juniper Networks, Inc. (NON)                                                         39,493,500
          1,669,800 Nortel Networks Corp. (Canada)                                                       63,836,454
          1,324,600 QUALCOMM, Inc. (NON)                                                                111,349,188
                                                                                                      -------------
                                                                                                        861,966,639

Computers (3.9%)
-------------------------------------------------------------------------------------------------------------------
          2,477,500 Dell Computer Corp. (NON)                                                            64,724,688
          3,571,700 EMC Corp. (NON)                                                                     271,413,483
          1,000,000 Network Appliance, Inc. (NON)                                                        53,625,000
          3,459,100 Sun Microsystems, Inc. (NON)                                                        105,718,744
                                                                                                      -------------
                                                                                                        495,481,915

Conglomerates (10.9%)
-------------------------------------------------------------------------------------------------------------------
         14,161,900 General Electric Co.                                                                651,447,400
         11,948,600 Tyco International, Ltd.                                                            736,033,760
                                                                                                      -------------
                                                                                                      1,387,481,160

Consumer Finance (1.8%)
-------------------------------------------------------------------------------------------------------------------
          1,543,000 Capital One Financial Corp.                                                          97,239,860
          3,783,600 MBNA Corp.                                                                          136,928,484
                                                                                                      -------------
                                                                                                        234,168,344

Consumer Goods (1.4%)
-------------------------------------------------------------------------------------------------------------------
          2,442,300 Avon Products, Inc.                                                                 103,309,290
          1,845,100 Estee Lauder Cos. Class A                                                            70,298,310
                                                                                                      -------------
                                                                                                        173,607,600

Distribution (1.1%)
-------------------------------------------------------------------------------------------------------------------
          5,215,400 SYSCO Corp.                                                                         140,398,568

Electric Utilities (0.3%)
-------------------------------------------------------------------------------------------------------------------
            553,700 Entergy Corp.                                                                        19,612,054
            367,300 FPL Group, Inc.                                                                      21,303,400
                                                                                                      -------------
                                                                                                         40,915,454

Electronics (2.2%)
-------------------------------------------------------------------------------------------------------------------
          2,939,400 Linear Technology Corp.                                                             184,079,925
          1,319,400 PMC-Sierra, Inc. (NON)                                                               99,697,163
                                                                                                      -------------
                                                                                                        283,777,088

Energy (2.6%)
-------------------------------------------------------------------------------------------------------------------
          2,105,900 Baker Hughes, Inc.                                                                   87,078,965
          1,680,300 Schlumberger, Ltd.                                                                  129,047,040
          2,412,050 Transocean Sedco Forex, Inc.                                                        109,627,673
                                                                                                      -------------
                                                                                                        325,753,678

Entertainment (2.1%)
-------------------------------------------------------------------------------------------------------------------
          4,867,867 Viacom, Inc. Class B (NON)                                                          268,706,258

Financial (5.4%)
-------------------------------------------------------------------------------------------------------------------
          2,138,900 American Express Co.                                                                100,742,190
          7,650,833 Citigroup, Inc.                                                                     428,217,123
          2,178,200 Fannie Mae                                                                          161,578,876
                                                                                                      -------------
                                                                                                        690,538,189

Food (1.3%)
-------------------------------------------------------------------------------------------------------------------
          1,756,600 Quaker Oats Co. (The)                                                               166,877,000

Health Care Services (2.6%)
-------------------------------------------------------------------------------------------------------------------
            747,100 Cardinal Health, Inc.                                                                71,198,630
            830,300 CIGNA Corp.                                                                          92,287,845
          3,080,300 UnitedHealth Group, Inc.                                                            173,759,723
                                                                                                      -------------
                                                                                                        337,246,198

Insurance (3.3%)
-------------------------------------------------------------------------------------------------------------------
          1,656,900 Ace Ltd.                                                                             61,305,300
          4,181,050 American International Group, Inc.                                                  355,472,871
                                                                                                      -------------
                                                                                                        416,778,171

Investment Banking/Brokerage (2.9%)
-------------------------------------------------------------------------------------------------------------------
            141,500 Goldman Sachs Group, Inc.                                                            16,095,625
            869,300 Merrill Lynch & Co., Inc.                                                            63,024,250
          1,710,000 Morgan Stanley, Dean Witter, Discover and Co.                                       144,922,500
          5,456,250 Schwab (Charles) Corp.                                                              144,099,563
                                                                                                      -------------
                                                                                                        368,141,938

Media (0.6%)
-------------------------------------------------------------------------------------------------------------------
          2,644,300 Disney (Walt) Productions, Inc.                                                      80,518,935

Medical Technology (0.7%)
-------------------------------------------------------------------------------------------------------------------
          1,548,200 Medtronic, Inc.                                                                      83,602,800

Natural Gas Utilities (3.6%)
-------------------------------------------------------------------------------------------------------------------
          2,115,800 El Paso Energy Corp.                                                                133,083,820
          4,107,400 Enron Corp.                                                                         328,592,000
                                                                                                      -------------
                                                                                                        461,675,820

Oil & Gas (3.2%)
-------------------------------------------------------------------------------------------------------------------
            728,400 Anadarko Petroleum Corp.                                                             41,445,960
          1,049,500 Apache Corp.                                                                         60,451,200
          3,201,300 ExxonMobil Corp.                                                                    269,389,395
            557,500 Royal Dutch Petroleum Co. ADR (Netherlands) (NON)                                    33,645,125
                                                                                                      -------------
                                                                                                        404,931,680

Pharmaceuticals (12.5%)
-------------------------------------------------------------------------------------------------------------------
          1,902,600 Allergan, Inc.                                                                      155,537,550
          3,466,900 American Home Products Corp.                                                        204,893,790
          2,403,600 Johnson & Johnson                                                                   223,847,268
          1,422,800 Lilly (Eli) & Co.                                                                   112,116,640
          3,133,100 Merck & Co., Inc.                                                                   257,478,158
          7,302,050 Pfizer, Inc.                                                                        329,687,558
          2,623,200 Pharmacia Corp.                                                                     146,951,664
          3,365,700 Schering-Plough Corp.                                                               169,631,280
                                                                                                      -------------
                                                                                                      1,600,143,908

Regional Bells (0.5%)
-------------------------------------------------------------------------------------------------------------------
          1,235,900 SBC Communications, Inc.                                                             59,755,765

Retail (3.6%)
-------------------------------------------------------------------------------------------------------------------
            344,400 Lowe's Cos., Inc.                                                                    18,408,180
          1,393,800 RadioShack Corp.                                                                     76,714,752
          4,147,900 Wal-Mart Stores, Inc.                                                               235,600,720
          3,149,300 Walgreen Co.                                                                        128,932,342
                                                                                                      -------------
                                                                                                        459,655,994

Semiconductor (0.5%)
-------------------------------------------------------------------------------------------------------------------
          1,258,600 Applied Materials, Inc. (NON)                                                        63,323,313

Software (9.0%)
-------------------------------------------------------------------------------------------------------------------
          1,517,500 Adobe Systems, Inc.                                                                  66,295,781
          1,488,100 BEA Systems, Inc. (NON)                                                              98,121,594
          1,524,700 Electronic Arts, Inc. (NON)                                                          69,850,319
          1,717,400 i2 Technologies, Inc. (NON)                                                          86,943,375
          5,718,400 Microsoft Corp. (NON) (SEG)                                                         349,179,800
          2,859,100 Oracle Corp. (NON)                                                                   83,271,288
          2,417,700 Siebel Systems, Inc. (NON)                                                          160,323,731
          1,136,800 VeriSign, Inc. (NON)                                                                 83,554,800
          1,619,600 VERITAS Software Corp. (NON)                                                        153,659,550
                                                                                                      -------------
                                                                                                      1,151,200,238

Technology Services (2.1%)
-------------------------------------------------------------------------------------------------------------------
          2,948,700 AOL Time Warner, Inc. (NON)                                                         154,983,667
          2,071,100 Electronic Data Systems Corp.                                                       115,256,715
                                                                                                      -------------
                                                                                                        270,240,382

Telecommunications (2.5%)
-------------------------------------------------------------------------------------------------------------------
          4,344,300 Global Crossing, Ltd. (NON)                                                          95,661,486
          4,104,900 Qwest Communications International, Inc. (NON)                                      172,898,388
          1,713,000 Sprint Corp. (NON)                                                                   52,246,500
                                                                                                      -------------
                                                                                                        320,806,374

Tobacco (0.9%)
-------------------------------------------------------------------------------------------------------------------
          2,701,800 Philip Morris Cos., Inc.                                                            118,879,200
                                                                                                    ---------------
                    Total Common Stocks (cost $10,519,511,622)                                      $12,643,937,765

SHORT-TERM INVESTMENTS (4.7%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
       $381,182,152 Short-term investments held as collateral
                    for loaned securities (d)                                                       $   378,910,638
         50,000,000 CXC, Inc., effective yield of 6.32%, February 21, 2001                               49,824,444
         50,000,000 Eureka Securitization, Inc., effective yield of 6.42%,
                    February 6, 2001                                                                     49,955,417
         52,455,000 Preferred Receivables Funding Corp., effective yield
                    of 5.8%, February 15, 2001                                                           52,335,665
         65,400,000 Westpac Capital Corp., effective yield of 5 3/4%,
                    February 1, 2001                                                                     65,389,554
                                                                                                    ---------------
                    Total Short-Term Investments (cost $596,415,718)                                $   596,415,718
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $11,115,927,340) (b)                                    $13,240,353,483
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $12,772,801,367.

  (b) The aggregate identified cost on a tax basis is $11,151,491,110, resulting in gross unrealized appreciation and depreciation of $2,763,526,567 and $674,664,194, respectively, or net unrealized appreciation of $2,088,862,373.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at January
      31, 2001.

  (d) See footnote 1 to financial statements on page 26.

------------------------------------------------------------------------------
Futures Contracts Outstanding at January 31, 2001 (Unaudited)
                                   Aggregate Face  Expiration    Unrealized
                    Total Value        Value          Date      Appreciation
------------------------------------------------------------------------------
S&P 500 Index
(Long)              $46,335,375     $43,793,515      Mar-01      $2,541,860
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
January 31, 2001 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value, including $367,391,967 of
securities on loan (identified cost $11,115,927,340) (Note 1)               $13,240,353,483
-------------------------------------------------------------------------------------------
Cash                                                                              4,562,437
-------------------------------------------------------------------------------------------
Dividends, interest, and other receivables                                        4,187,449
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                           19,092,525
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                  198,710,812
-------------------------------------------------------------------------------------------
Total assets                                                                 13,466,906,706

Liabilities
-------------------------------------------------------------------------------------------
Payable for variation margin                                                        613,918
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                232,683,190
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                       59,366,311
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                     14,914,880
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                        1,903,239
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                        76,963
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                         13,576
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                            5,145,390
-------------------------------------------------------------------------------------------
Collateral on securities loaned, at value (Note 1)                              378,910,638
-------------------------------------------------------------------------------------------
Other accrued expenses                                                              477,234
-------------------------------------------------------------------------------------------
Total liabilities                                                               694,105,339
-------------------------------------------------------------------------------------------
Net assets                                                                  $12,772,801,367

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                             $11,439,388,253
-------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                        (24,569,087)
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                          (768,985,754)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets
and liabilities in foreign currencies                                         2,126,967,955
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                  $12,772,801,367

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($7,212,350,219 divided by 476,405,233 shares)                                       $15.14
-------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $15.14)*                              $16.06
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($3,922,120,181 divided by 274,844,470 shares)**                                     $14.27
-------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($170,819,521 divided by 11,349,368 shares)**                                        $15.05
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($235,044,076 divided by 15,981,225 shares)                                          $14.71
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $14.71)*                              $15.24
-------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($1,232,467,370 divided by 80,786,672 shares)                                        $15.26
-------------------------------------------------------------------------------------------

    * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

   ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.





STATEMENT OF OPERATIONS
Six months ended January 31, 2001 (Unaudited)

Investment income:
-------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $205,914)                                  $    40,321,479
-------------------------------------------------------------------------------------------
Interest                                                                         11,881,131
-------------------------------------------------------------------------------------------
Securities lending                                                                  116,970
-------------------------------------------------------------------------------------------
Total investment income                                                          52,319,580

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                 31,805,217
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                    9,589,091
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                    71,137
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                     20,474
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                            10,109,014
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                            22,098,265
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                               843,718
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                               997,612
-------------------------------------------------------------------------------------------
Other                                                                             2,814,271
-------------------------------------------------------------------------------------------
Total expenses                                                                   78,348,799
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                       (1,460,132)
-------------------------------------------------------------------------------------------
Net expenses                                                                     76,888,667
-------------------------------------------------------------------------------------------
Net investment loss                                                             (24,569,087)
-------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                               (686,565,733)
-------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                 (52,305,451)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities
in foreign currencies during the period                                                (43)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
futures contracts during the period                                          (1,719,106,554)
-------------------------------------------------------------------------------------------
Net loss on investments                                                      (2,457,977,781)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                        $(2,482,546,868)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended       Year ended
                                                                       January 31          July 31
                                                                             2001*            2000
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment loss                                               $   (24,569,087) $   (61,364,211)
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                              (738,871,184)     208,732,337
--------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies                   (1,719,106,597)   1,670,549,200
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                    (2,482,546,868)   1,817,917,326
--------------------------------------------------------------------------------------------------
Distributions to shareholders:
--------------------------------------------------------------------------------------------------
  From net realized gain on investments
   Class A                                                           (121,111,471)     (51,663,796)
--------------------------------------------------------------------------------------------------
   Class B                                                            (70,204,932)     (28,722,167)
--------------------------------------------------------------------------------------------------
   Class C                                                             (2,677,447)        (265,072)
--------------------------------------------------------------------------------------------------
   Class M                                                             (4,085,034)      (1,775,117)
--------------------------------------------------------------------------------------------------
   Class Y                                                            (20,076,060)      (8,059,252)
--------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                     634,220,598    2,996,687,010
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                            (2,066,481,214)   4,724,118,932

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period                                                14,839,282,581   10,115,163,649
--------------------------------------------------------------------------------------------------
End of period (including accumulated net
investment loss of $24,569,087 and $--, respectively)             $12,772,801,367  $14,839,282,581
--------------------------------------------------------------------------------------------------

* Unaudited

The accompanying notes are an integral part of these financial statements.





FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------
                                   Six months
                                      ended
Per-share                           January 31
operating performance              (Unaudited)                        Year ended July 31
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $18.36       $15.78       $13.67       $11.98        $9.07        $9.05
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income (loss)            (.01)(c)     (.04)(c)     (.02)(c)       --(c)(d)    .05(c)       .06
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                    (2.95)        2.75         2.51         2.81         4.08         1.17
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  (2.96)        2.71         2.49         2.81         4.13         1.23
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                         --           --           --         (.04)        (.05)        (.09)
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                          (.26)        (.13)        (.38)       (1.08)       (1.17)       (1.12)
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.26)        (.13)        (.38)       (1.12)       (1.22)       (1.21)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $15.14       $18.36       $15.78       $13.67       $11.98        $9.07
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                (16.21)*      17.19        18.65        25.75        49.91        14.32
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $7,212,350   $8,432,177   $6,130,543   $3,209,986   $1,819,333   $1,104,264
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .44*         .86          .89          .95         1.00         1.03
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)        (.06)*       (.25)        (.14)         .03          .50          .69
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 49.54*       65.38        74.73        59.14        95.17       128.21
------------------------------------------------------------------------------------------------------------------
    * Not annualized.

  (a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (b) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

  (c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

  (d) Net investment income (loss) was less than $0.01 per share.





FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                            January 31
operating performance               (Unaudited)                        Year ended July 31
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $17.39       $15.06       $13.17       $11.62        $8.85        $8.88
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment loss                     (.07)(c)     (.17)(c)     (.13)(c)     (.09)(c)     (.03)(c)       --(d)
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                    (2.79)        2.63         2.40         2.72         3.98         1.13
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  (2.86)        2.46         2.27         2.63         3.95         1.13
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                         --           --           --           --         (.01)        (.04)
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                          (.26)        (.13)        (.38)       (1.08)       (1.17)       (1.12)
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.26)        (.13)        (.38)       (1.08)       (1.18)       (1.16)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $14.27       $17.39       $15.06       $13.17       $11.62        $8.85
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                (16.55)*      16.34        17.67        24.84        48.87        13.42
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $3,922,120   $4,631,442   $3,028,807     $979,603     $303,089      $89,378
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .81*        1.61         1.64         1.70         1.75         1.77
------------------------------------------------------------------------------------------------------------------
Ratio of net investment (loss)
to average net assets (%)               (.43)*      (1.00)        (.90)        (.74)        (.26)        (.09)
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 49.54*       65.38        74.73        59.14        95.17       128.21
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Net investment loss was less than $0.01 per share.





FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS C
---------------------------------------------------------------------------
                                    Six months
                                       ended                 For the period
Per-share                            January 31   Year ended July 26, 1999+
operating performance               (Unaudited)    July 31     to July 31
---------------------------------------------------------------------------
                                        2001         2000         1999
---------------------------------------------------------------------------
Net asset value,
beginning of period                   $18.22       $15.77       $16.08
---------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------
Net investment loss (c)                 (.07)        (.19)          --(d)
---------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             (2.84)        2.77         (.31)
---------------------------------------------------------------------------
Total from
investment operations                  (2.91)        2.58         (.31)
---------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------
From net
investment income                         --           --           --
---------------------------------------------------------------------------
From net realized gain
on investments                          (.26)        (.13)          --
---------------------------------------------------------------------------
Total distributions                     (.26)        (.13)          --
---------------------------------------------------------------------------
Net asset value,
end of period                         $15.05       $18.22       $15.77
---------------------------------------------------------------------------
Total return at
net asset value (%)(a)                (16.06)*      16.37        (1.93)*
---------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $170,820     $151,702       $1,534
---------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .81*        1.61          .03*
---------------------------------------------------------------------------
Ratio of net investment
loss to average net assets (%)          (.43)*      (1.04)        (.01)*
---------------------------------------------------------------------------
Portfolio turnover (%)                 49.54*       65.38        74.73
---------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Net investment loss was less than $0.01 per share.





FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------
                                   Six months
                                      ended
Per-share                           January 31
operating performance              (Unaudited)                          Year ended July 31
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $17.90       $15.46       $13.47       $11.85        $9.00        $9.02
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income (loss)            (.05)(c)     (.13)(c)     (.09)(c)     (.06)(c)       --(c)(d)    .05
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                    (2.88)        2.70         2.46         2.78         4.05         1.12
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  (2.93)        2.57         2.37         2.72         4.05         1.17
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                         --           --           --         (.02)        (.03)        (.07)
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                          (.26)        (.13)        (.38)       (1.08)       (1.17)       (1.12)
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.26)        (.13)        (.38)       (1.10)       (1.20)       (1.19)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $14.71       $17.90       $15.46       $13.47       $11.85        $9.00
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                (16.46)*      16.63        18.02        25.14        49.28        13.70
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $235,044     $279,185     $199,806      $87,730      $27,384       $5,650
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .69*        1.36         1.39         1.45         1.50         1.51
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)        (.31)*       (.75)        (.64)        (.48)        (.02)         .16
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 49.54*       65.38        74.73        59.14        95.17       128.21
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Net investment income (loss) was less than $0.01 per share.





FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS Y
-----------------------------------------------------------------------------------------------------
                                     Six months
                                       ended                                           For the period
Per-share                            January 31                                         Jan. 7, 1997+
operating performance               (Unaudited)             Year ended July 31           to July 31
-----------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997
-----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $18.48       $15.84       $13.70       $11.99        $9.26
-----------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------
Net investment income (loss)(c)          .01           --(d)       .01          .03          .04
-----------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                    (2.97)        2.77         2.51         2.83         2.69
-----------------------------------------------------------------------------------------------------
Total from
investment operations                  (2.96)        2.77         2.52         2.86         2.73
-----------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------
From net
investment income                         --           --           --         (.07)          --
-----------------------------------------------------------------------------------------------------
From net realized gain
on investments                          (.26)        (.13)        (.38)       (1.08)          --
-----------------------------------------------------------------------------------------------------
Total distributions                     (.26)        (.13)        (.38)       (1.15)          --
-----------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $15.26       $18.48       $15.84       $13.70       $11.99
-----------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                (16.11)*      17.50        18.83        26.20        29.48*
-----------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $1,232,467   $1,344,776     $754,474     $205,222      $20,314
-----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .31*         .61          .64          .70          .42*
-----------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)         .07*          --(e)       .09          .27          .37*
-----------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 49.54*       65.38        74.73        59.14        95.17
-----------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Net investment income (loss) was less than $0.01 per share.

(e) Ratio of net investment loss to average net assets was less than 0.01%.



NOTES TO FINANCIAL STATEMENTS
January 31, 2001 (Unaudited)


Note 1
Significant accounting policies

Putnam Investors Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks long-term growth of capital and any increased income that results from this growth by investing primarily in a portfolio consisting of quality common stocks.

The fund offers class A, class B, class C, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam funds and other accounts managed by affiliates of Putnam Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

G) Security lending The fund may lend securities, through its agent Citibank N.A., to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is delivered to the fund on the next business day. The risk of borrower default will be borne by Citibank N.A. and the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. At January 31, 2001, the value of securities loaned amounted to $367,391,967. The fund received cash collateral of $378,910,638 which was invested in 26 issues of high grade short-term investments.

H) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended January 31, 2001, the fund had no borrowings against the line of credit.

I) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

J) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, and 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion and 0.38% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. The fund also reduced expenses through brokerage service arrangements. For the six months ended January 31, 2001, the fund's expenses were reduced by $1,460,132 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $5,278 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, Inc., a wholly-owned subsidiary of Putnam Investments LLC, for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management, Inc. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares respectively.

For the six months ended January 31, 2001, Putnam Retail Management, Inc., acting as underwriter received net commissions of $1,799,948 and $47,806 from the sale of class A and class M shares, respectively, and received $3,724,006 and $33,360 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended January 31, 2001, Putnam Retail Management, Inc., acting as underwriter received $44,790 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended January 31, 2001, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $7,428,359,092 and $6,902,008,999, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At January 31, 2001, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                         Six months ended January 31, 2001
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 65,767,110      $1,121,964,386
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                7,076,198         114,068,370
---------------------------------------------------------------------------
                                            72,843,308       1,236,032,756

Shares
repurchased                                (55,792,210)       (937,775,992)
---------------------------------------------------------------------------
Net increase                                17,051,098      $  298,256,764
---------------------------------------------------------------------------

                                                  Year ended July 31, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                193,417,379      $3,446,246,660
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                2,704,800          48,253,015
---------------------------------------------------------------------------
                                           196,122,179       3,494,499,675

Shares
repurchased                               (125,381,372)     (2,205,449,663)
---------------------------------------------------------------------------
Net increase                                70,740,807      $1,289,050,012
---------------------------------------------------------------------------

                                         Six months ended January 31, 2001
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 30,605,425        $500,706,063
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                4,250,509          64,650,725
---------------------------------------------------------------------------
                                            34,855,934         565,356,788

Shares
repurchased                                (26,402,319)       (421,609,727)
---------------------------------------------------------------------------
Net increase                                 8,453,615        $143,747,061
---------------------------------------------------------------------------

                                                  Year ended July 31, 2000
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                120,787,142      $2,033,928,150
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                1,554,026          26,387,564
---------------------------------------------------------------------------
                                           122,341,168       2,060,315,714

Shares
repurchased                                (57,118,111)       (969,206,258)
---------------------------------------------------------------------------
Net increase                                65,223,057      $1,091,109,456
---------------------------------------------------------------------------

                                         Six months ended January 31, 2001
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  3,897,936         $66,302,002
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  151,757           2,434,185
---------------------------------------------------------------------------
                                             4,049,693          68,736,187

Shares
repurchased                                 (1,024,222)        (16,630,916)
---------------------------------------------------------------------------
Net increase                                 3,025,471         $52,105,271
---------------------------------------------------------------------------

                                                  Year ended July 31, 2000
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  8,904,434        $159,297,578
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   12,893             229,374
---------------------------------------------------------------------------
                                             8,917,327         159,526,952

Shares
repurchased                                   (690,664)        (12,394,197)
---------------------------------------------------------------------------
Net increase                                 8,226,663        $147,132,755
---------------------------------------------------------------------------

                                         Six months ended January 31, 2001
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  2,105,833         $35,192,746
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  249,594           3,911,132
---------------------------------------------------------------------------
                                             2,355,427          39,103,878

Shares
repurchased                                 (1,972,415)        (32,291,013)
---------------------------------------------------------------------------
Net increase                                   383,012         $ 6,812,865
---------------------------------------------------------------------------

                                                  Year ended July 31, 2000
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  7,047,466        $122,014,995
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   96,486           1,683,662
---------------------------------------------------------------------------
                                             7,143,952         123,698,657

Shares
repurchased                                 (4,470,093)        (77,459,416)
---------------------------------------------------------------------------
Net increase                                 2,673,859        $ 46,239,241
---------------------------------------------------------------------------

                                         Six months ended January 31, 2001
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 18,120,873        $307,193,006
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                1,236,415          20,076,060
---------------------------------------------------------------------------
                                            19,357,288         327,269,066

Shares
repurchased                                (11,341,553)       (193,970,429)
---------------------------------------------------------------------------
Net increase                                 8,015,735        $133,298,637
---------------------------------------------------------------------------

                                                  Year ended July 31, 2000
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 52,662,763        $916,564,096
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  449,485           8,059,252
---------------------------------------------------------------------------
                                            53,112,248         924,623,348

Shares
repurchased                                (27,976,330)       (501,467,802)
---------------------------------------------------------------------------
Net increase                                25,135,918        $423,155,546
---------------------------------------------------------------------------

Note 5
New accounting pronouncement

In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the fund to amortize premium and accrete discount on all fixed-income securities, and classify as interest income gains and losses realized on paydowns on mortgage-backed securities which are presently included in realized gain/loss. Adopting these accounting principles will not affect the fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of operations. The adoption of this principle will not be material to the financial statements.



THE PUTNAM FAMILY OF FUNDS

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund
Capital Appreciation Fund
Capital Opportunities Fund
Europe Growth Fund
Global Equity Fund
Global Growth Fund
Global Natural Resources Fund
Growth Opportunities Fund
Health Sciences Trust
International Growth Fund
International New Opportunities Fund
Investors Fund
New Century Growth Fund
New Opportunities Fund
OTC & Emerging Growth Fund
Research Fund
Tax Smart Equity Fund
Technology Fund
Vista Fund
Voyager Fund
Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Fund
Balanced Retirement Fund
Classic Equity Fund *
Convertible Income-Growth Trust
Equity Income Fund
The George Putnam Fund of Boston
Global Growth and Income Fund
The Putnam Fund for Growth and Income
International Growth and Income Fund
Mid Cap Value Fund
New Value Fund
Small Cap Value Fund
Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund
Diversified Income Trust
Global Governmental Income Trust
High Yield Advantage Fund [DBL. DAGGER]
High Yield Trust [DBL. DAGGER]
High Yield Trust II
Income Fund
Intermediate U.S. Government Income Fund
Money Market Fund **
Preferred Income Fund
Strategic Income Fund
U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund
Tax Exempt Income Fund
Tax Exempt Money Market Fund **
Tax-Free High Yield Fund
Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio

*  Formerly Putnam Growth and Income Fund II

[DBL. DAGGER]  Closed to new investors. Some exceptions may apply.
               Contact Putnam for details.

[SECTION MARK] Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Check your account balances and current performance at www.putnaminvestments.com.


OUR COMMITMENT TO QUALITY SERVICE

* CHOOSE AWARD-WINNING SERVICE

Putnam has won the DALBAR Service Award 10 times in the past 11 years. In 1997, 1998 and 2000, Putnam won all 3 DALBAR awards -- for service to investors, to financial advisors, and to variable annuity contract holders.*

* HELP YOUR INVESTMENTS GROW

Set up a systematic program for investing with as little as $25 a month from a Putnam money market fund or from your checking or savings account.+

* SWITCH FUNDS EASILY

Within the same class of shares, you can move money from one account to another without a service charge. (This privilege is subject to change or termination.)

* ACCESS YOUR MONEY QUICKLY

You can get checks sent regularly or redeem shares any business day at the then-current net asset value, which may be more or less than the original cost of the shares.

For details about any of these or other services, contact your financial advisor or call the toll-free number shown below and speak with a helpful Putnam representative. To learn more about Putnam, visit our Web site.

www.putnaminvestments.com

To make an additional investment in this or any other Putnam fund, contact your financial advisor or call our toll-free number.

1-800-225-1581

* DALBAR, Inc., an independent research firm, presents the awards to financial services firms that provide consistently excellent service.

+ Regular investing, of course, does not guarantee a profit or protect against a loss in a declining market.


Welcome to www.putnaminvestments.com

Now you can use your PC to get up-to-date information about your funds, learn more about investing and retirement planning, and access market news and economic outlooks from Putnam.

VISIT PUTNAM'S SITE ON THE WORLD WIDE WEB FOR:

* the benefits of investing with Putnam

* Putnam's money management philosophy

* complete fund information, daily pricing and long-term performance

* your current account value, portfolio value and transaction history

* the latest on new funds and other Putnam news

  You can also read Putnam economist Dr. Robert Goodman's commentary and Putnam's Capital Markets outlook, search for a particular fund by name or objective, use our glossary to decode investment terms . . . and much more.

  The site can be accessed through any of the major online services (America Online, CompuServe, Prodigy) that offer web access. Of course, you can also access it via Netscape or Microsoft Internet Explorer, using an independent Internet service provider.

  New features will be added to the site regularly. So be sure to bookmark us at

  http://www.putnaminvestments.com


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management, Inc.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

C. Beth Cotner
Vice President and Fund Manager

Manuel Weiss
Vice President and Fund Manager

Richard B. England
Vice President and Fund Manager

Anthony R. Sellitto, III
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President

This report is for the information of shareholders of Putnam Investors Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site:
www.putnaminvestments.com.

NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


SA012-69569  003/307/385  3/01

PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------
Putnam Investors Fund
Supplement to semiannual Report dated 1/31/01

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $150 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, C, and M shares, which are discussed more extensively in the annual report.

SEMIANNUAL RESULTS AT A GLANCE
----------------------------------------------------------------------------
Total return for periods ended 1/31/01

                                                         NAV
6 months                                                -16.11%
1 year                                                  -14.20
5 years                                                 126.02
Annual average                                           17.71
10 years                                                377.18
Annual average                                           16.91
Life of fund (since class A inception, 12/1/25)      179884.40
Annual average                                           10.49

Share value:                                             NAV
7/31/00                                                $18.48
1/31/01                                                $15.26
----------------------------------------------------------------------------
Distributions:      No.      Income      Capital gains      Total
                     1         --            $0.259        $0.259
----------------------------------------------------------------------------
Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, but do not reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, typically are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.